INCOME TAXES - Deferred Tax Assets (Details) - GBP (£)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Net operating loss carryforwards	£ 362,215	£ 71,028
Total gross deferred tax assets	362,215	71,028
Valuation allowance	(362,215)	(71,028)
Net current deferred tax assets	£ 0	£ 0